UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


      Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Espalier Global Management LLC

Address:  599 Lexington Avenue
          Suite 4110
          New York, New York 10022

13F File Number: 028-14742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Wojciech Uzdelewicz
Title:  Managing Principal
Phone:  212-339-7448


Signature, Place and Date of Signing:

 /s/Wojciech Uzdelewicz         New York, New York            May 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   83

Form 13F Information Table Value Total:   $947,550
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.      Form 13F File Number      Name
---      --------------------      ----

1        028-14745                 Espalier Global Master Fund, Ltd.


                                                        FORM 13F INFORMATION TABLE
                                                      Espalier Global Management LLC
                                                              March 31, 2013



COLUMN 1                     COLUMN  2         COLUMN 3    COLUMN 4     COLUMN 5        COLUMN 6       COLUMN 7       COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (x$1,000) PRN AMT   PRN CALL  DISCRETION     MNGRS     SOLE   SHARED  NONE
ADA ES INC                      COM            005208103    7,440     280,000 SH        SHARED-DEFINED   1      280,000
ADOBE SYS INC                   COM            00724F101   10,226     235,000 SH        SHARED-DEFINED   1      235,000
ADOBE SYS INC                   COM            00724F101    8,703     200,000     PUT   SHARED-DEFINED   1      200,000
AFLAC INC                       COM            001055102   10,404     200,000     PUT   SHARED-DEFINED   1      200,000
ALLIANCE DATA SYSTEMS CORP      COM            018581108   32,378     200,000     PUT   SHARED-DEFINED   1      200,000
AMARIN CORP PLC                 SPONS ADR NEW  023111206    8,892   1,200,000     CALL  SHARED-DEFINED   1    1,200,000
AMAZON COM INC                  COM            023135106    6,662      25,000     PUT   SHARED-DEFINED   1       25,000
AMERICAN CAP LTD                COM            02503Y103    5,838     400,000 SH        SHARED-DEFINED   1      400,000
AMERICAN INTL GROUP INC         COM NEW        026874784   17,469     450,000 SH        SHARED-DEFINED   1      450,000
AUTODESK INC                    COM            052769106    6,188     150,000 SH        SHARED-DEFINED   1      150,000
BANK OF AMERICA CORPORATION     COM            060505104    8,517     699,252 SH        SHARED-DEFINED   1      699,252
BLACKSTONE GROUP L P            COM UNIT LTD   09253U108    6,923     350,000 SH        SHARED-DEFINED   1      350,000
BROADRIDGE FINL SOLUTIONS IN    COM            11133T103    9,315     375,000 SH        SHARED-DEFINED   1      375,000
BROADRIDGE FINL SOLUTIONS IN    COM            11133T103    2,243      90,300     CALL  SHARED-DEFINED   1       90,300
CA INC                          COM            12673P105   25,180   1,000,000 SH        SHARED-DEFINED   1    1,000,000
CA INC                          COM            12673P105    6,295     250,000     CALL  SHARED-DEFINED   1      250,000
CHENIERE ENERGY INC             COM NEW        16411R208    5,600     200,000 SH        SHARED-DEFINED   1      200,000
CIENA CORP                      COM NEW        171779309    8,005     500,000 SH        SHARED-DEFINED   1      500,000
CIT GROUP INC                   COM NEW        125581801   10,870     250,000 SH        SHARED-DEFINED   1      250,000
CITRIX SYS INC                  COM            177376100    1,804      25,000 SH        SHARED-DEFINED   1       25,000
COMCAST CORP NEW                CL A           20030N101    7,347     175,000 SH        SHARED-DEFINED   1      175,000
CREE INC                        COM            225447101    4,377      80,000 SH        SHARED-DEFINED   1       80,000
DELTA AIR LINES INC DEL         COM NEW        247361702    4,953     300,000 SH        SHARED-DEFINED   1      300,000
DIGITALGLOBE INC                COM NEW        25389M877   20,237     700,000 SH        SHARED-DEFINED   1      700,000
DISCOVER FINL SVCS              COM            254709108   22,420     500,000 SH        SHARED-DEFINED   1      500,000
FACEBOOK INC                    CL A           30303M102    5,116     200,000     CALL  SHARED-DEFINED   1      200,000
FIRST SOLAR INC                 COM            336433107    6,740     250,000     CALL  SHARED-DEFINED   1      250,000
FORTINET INC                    COM            34959E109    9,472     400,000 SH        SHARED-DEFINED   1      400,000
FORTINET INC                    COM            34959E109    5,920     250,000     CALL  SHARED-DEFINED   1      250,000
FRANKLIN RES INC                COM            354613101   15,081     100,000     PUT   SHARED-DEFINED   1      100,000
GENERAL ELECTRIC CO             COM            369604103   13,872     600,000 SH        SHARED-DEFINED   1      600,000
GOOGLE INC                      CL A           38259P508    9,530      12,000 SH        SHARED-DEFINED   1       12,000
HOLOGIC INC                     COM            436440101    3,616     160,000 SH        SHARED-DEFINED   1      160,000
HOMEAWAY INC                    COM            43739Q100    2,438      75,000     PUT   SHARED-DEFINED   1       75,000
ISHARES TR                      RUSSELL 2000   464287655   94,430   1,000,000     PUT   SHARED-DEFINED   1    1,000,000
KEYW HLDG CORP                  COM            493723100   11,291     700,000 SH        SHARED-DEFINED   1      700,000
KKR & CO L P DEL                COM UNITS      48248M102    4,347     225,000 SH        SHARED-DEFINED   1      225,000
KULICKE & SOFFA INDS INC        COM            501242101      578      50,000 SH        SHARED-DEFINED   1       50,000
LULULEMON ATHLETICA INC         COM            550021109    4,676      75,000     PUT   SHARED-DEFINED   1       75,000
MADDEN STEVEN LTD               COM            556269108    5,620     130,000 SH        SHARED-DEFINED   1      130,000
MEMC ELECTR MATLS INC           COM            552715104    3,520     800,000 SH        SHARED-DEFINED   1      800,000
MEMC ELECTR MATLS INC           COM            552715104      440     100,000     CALL  SHARED-DEFINED   1      100,000
MICHAEL KORS HLDGS LTD          SHS            G60754101    7,099     125,000     PUT   SHARED-DEFINED   1      125,000
MILLENNIAL MEDIA INC            COM            60040N105    1,270     200,000 SH        SHARED-DEFINED   1      200,000
MONSTER BEVERAGE CORP           COM            611740101    1,671      35,000 SH        SHARED-DEFINED   1       35,000
MONSTER BEVERAGE CORP           COM            611740101    4,774     100,000     CALL  SHARED-DEFINED   1      100,000
NETFLIX INC                     COM            64110L106    5,678      30,000     PUT   SHARED-DEFINED   1       30,000
NEWS CORP                       CL A           65248E104   18,306     600,000 SH        SHARED-DEFINED   1      600,000
NIELSEN HOLDINGS N V            COM            N63218106    8,060     225,000 SH        SHARED-DEFINED   1      225,000
NOKIA CORP                      SPONSORED ADR  654902204    3,280   1,000,000     PUT   SHARED-DEFINED   1    1,000,000
NUANCE COMMUNICATIONS INC       COM            67020Y100    4,036     200,000 SH        SHARED-DEFINED   1      200,000
NUANCE COMMUNICATIONS INC       COM            67020Y100   16,144     800,000     CALL  SHARED-DEFINED   1      800,000
OCH ZIFF CAP MGMT GROUP         CL A           67551U105    4,675     500,000 SH        SHARED-DEFINED   1      500,000
OCWEN FINL CORP                 COM NEW        675746309    7,584     200,000 SH        SHARED-DEFINED   1      200,000
PANDORA MEDIA INC               COM            698354107    5,664     400,000 SH        SHARED-DEFINED   1      400,000
PENNEY J C INC                  COM            708160106    3,675     243,200 SH        SHARED-DEFINED   1      243,200
PENNEY J C INC                  COM            708160106    6,044     400,000     CALL  SHARED-DEFINED   1      400,000
QLIK TECHNOLOGIES INC           COM            74733T105    5,812     225,000 SH        SHARED-DEFINED   1      225,000
QUALCOMM INC                    COM            747525103    6,694     100,000 SH        SHARED-DEFINED   1      100,000
RESEARCH IN MOTION LTD          COM            760975102   20,223   1,400,000     PUT   SHARED-DEFINED   1    1,400,000
SHUTTERFLY INC                  COM            82568P304    4,629     104,800 SH        SHARED-DEFINED   1      104,800
SINA CORP                       ORD            G81477104    4,859     100,000     CALL  SHARED-DEFINED   1      100,000
SIRIUS XM RADIO INC             COM            82967N108    4,620   1,500,000 SH        SHARED-DEFINED   1    1,500,000
SKYWORKS SOLUTIONS INC          COM            83088M102    2,203     100,000     PUT   SHARED-DEFINED   1      100,000
SOURCEFIRE INC                  COM            83616T108    7,404     125,000     CALL  SHARED-DEFINED   1      125,000
SPDR S&P 500 ETF TR             TR UNIT        78462F103  156,670   1,000,000     PUT   SHARED-DEFINED   1    1,000,000
SPLUNK INC                      COM            848637104   10,008     250,000 SH        SHARED-DEFINED   1      250,000
SUNPOWER CORP                   COM            867652406    6,347     550,000 SH        SHARED-DEFINED   1      550,000
SUNPOWER CORP                   COM            867652406    4,616     400,000     CALL  SHARED-DEFINED   1      400,000
SYMANTEC CORP                   COM            871503108   18,510     750,000 SH        SHARED-DEFINED   1      750,000
TAKE-TWO INTERACTIVE SOFTWAR    COM            874054109    5,249     325,000 SH        SHARED-DEFINED   1      325,000
TD AMERITRADE HLDG CORP         COM            87236Y108   22,682   1,100,000 SH        SHARED-DEFINED   1    1,100,000
TD AMERITRADE HLDG CORP         COM            87236Y108   29,899   1,450,000     CALL  SHARED-DEFINED   1    1,450,000
THE ADT CORPORATION             COM            00101J106   17,129     350,000 SH        SHARED-DEFINED   1      350,000
TIFFANY & CO NEW                COM            886547108    6,954     100,000     PUT   SHARED-DEFINED   1      100,000
TIVO INC                        COM            888706108    2,478     200,000 SH        SHARED-DEFINED   1      200,000
TOTAL SYS SVCS INC              COM            891906109   13,010     525,000 SH        SHARED-DEFINED   1      525,000
U S AIRWAYS GROUP INC           COM            90341W108    8,485     500,000 SH        SHARED-DEFINED   1      500,000
XILINX INC                      COM            983919101    4,390     115,000 SH        SHARED-DEFINED   1      115,000
YAHOO INC                       COM            984332106   22,941     975,000 SH        SHARED-DEFINED   1      975,000
YELP INC                        CL A           985817105    4,742     200,000     CALL  SHARED-DEFINED   1      200,000
YINGLI GREEN ENERGY HLDG CO     ADR            98584B103      570     300,000     CALL  SHARED-DEFINED   1      300,000
ZYNGA INC                       CL A           98986T108    3,499   1,041,246 SH        SHARED-DEFINED   1    1,041,246
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